CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
CURRENT ASSETS
Trade receivables, allowance for doubtful accounts | $	$ 49		$ 49
SHAREHOLDERS' EQUITY (Note 13):
Ordinary shares, par value per share | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	12,000,000		12,000,000
Ordinary shares, shares issued	8,048,780		4,678,064
Ordinary shares, shares outstanding	8,043,380		4,672,664
Treasury shares, shares	5,400		5,400